Share-Based Compensation - Summary of the Status of the Stock Options Outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options outstanding, beginning balance (in shares) | shares	25,528,000
Number of stock options granted (in shares) | shares	3,478,000
Number of stock options forfeited (in shares) | shares	(4,903,000)
Number of stock options outstanding, ending balance (in shares) | shares	24,103,000	25,528,000
Number of stock options exercisable (in shares) | shares	15,989,000
Weighted average exercise price of stock options outstanding, beginning balance (in dollars per share) | $ / shares	$ 5.00
Weighted average exercise price of stock options granted (in dollars per share) | $ / shares	1.72
Weighted average exercise price of stock options forfeited (in dollars per share) | $ / shares	5.43
Weighted average exercise price of stock options outstanding, ending balance (in dollars per share) | $ / shares	4.45	$ 5.00
Weighted average exercise price of stock options exercisable (in dollars per share) | $ / shares	$ 4.27
Weighted average remaining contractual life of outstanding share options	6 years 7 months 6 days	7 years 6 months 14 days
Weighted average remaining contractual life of exercisable stock options	5 years 9 months
Aggregate intrinsic value of outstanding stock options | $	$ 328	$ 921
Aggregate intrinsic value of outstanding of exercisable stock options | $	$ 328